Financial instruments and fair value disclosures - Financial liabilities at fair value through profit or loss (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Discount rate of fair value of public warrant	7.50%
Warrant liability
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 128,038,431
Fair Value | Warrant liability | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	75,899,762
Fair Value | Warrant liability | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 52,138,669